Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the year	¥ 114,696	¥ 33,485	¥ 67,015
Adjustments for:
Income tax expense	43,507	22,588	36,199
Depreciation, depletion and amortization	231,269	213,875	225,262
Capitalized exploratory costs charged to expense	12,557	8,934	8,900
Safety fund reserve	(1,750)	(1,505)	(1,318)
Share of profit of associates and joint ventures	(13,267)	(3,533)	(8,229)
Accrual/(reversal) of provision for impairment of receivables, net	415	343	(1,367)
Write down in inventories, net	580	8,151	1,260
Impairment of other non-current assets	465		22
Loss on disposal and scrap of property, plant and equipment	18,959	5,398	9,809
Loss/(gain) on disposal and scrap of other non-current assets	587	(1,142)	(501)
Gain on disposal of subsidiaries	(3,575)	(1,242)	(49)
Gain on Pipeline restructuring	(18,320)	(46,946)
Dividend income	(17)	(25)	(22)
Interest income	(2,984)	(3,023)	(3,631)
Interest expense	19,739	26,528	30,409
Changes in working capital:
Accounts receivable, prepayments and other current assets	(8,265)	14,751	(5,017)
Inventories	(15,889)	43,645	(5,624)
Accounts payable and accrued liabilities	2,251	8,410	27,416
Contract liabilities	(12,996)	8,987	14,346
CASH FLOWS GENERATED FROM OPERATIONS	367,962	337,679	394,880
Income taxes paid	(26,493)	(19,104)	(35,270)
NET CASH FLOWS FROM OPERATING ACTIVITIES	341,469	318,575	359,610
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(261,617)	(248,376)	(319,686)
Acquisition of investments in associates and joint ventures	(387)	(2,599)	(4,326)
Prepayments on long-term leases		(3,048)	(3,820)
Acquisition of intangible assets and other non-current assets	(3,946)	(5,303)	(3,256)
Acquisition of subsidiaries	(1,822)	(1,947)	(183)
Proceeds from disposal of property, plant and equipment	2,746	1,195	1,830
Proceeds from disposal of other non-current assets	4,183	2,224	507
Proceeds from Pipeline restructuring	31,074	80,621
Interest received	2,836	2,532	2,860
Dividends received	12,274	4,778	4,865
Decrease/(Increase) in time deposits with maturities over three months	1,627	(12,063)	(11,739)
NET CASH FLOWS USED FOR INVESTING ACTIVITIES	(213,032)	(181,986)	(332,948)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term borrowings	(758,307)	(797,892)	(614,525)
Increase in short-term borrowings	681,258	751,157	634,896
Repayments of long-term borrowings	(78,127)	(219,770)	(171,226)
Increase in long-term borrowings	128,834	238,335	201,562
Repayments of lease liabilities	(13,016)	(12,794)	(17,623)
Interest paid	(12,821)	(16,700)	(16,830)
Dividends paid to non-controlling interests	(16,508)	(14,264)	(14,245)
Dividends paid to owners of the Company	(39,866)	(28,078)	(30,684)
Cash paid to acquire non-controlling interests	(22)	(2)	(1,059)
Cash contribution from non-controlling interests	673	613	2,640
Capital reduction in subsidiaries paid to non-controlling interests	(69)	(5)	(182)
NET CASH FLOWS USED FOR FINANCING ACTIVITIES	(107,971)	(99,400)	(27,276)
TRANSLATION OF FOREIGN CURRENCY	(2,308)	(4,967)	1,069
Increase in cash and cash equivalents	18,158	32,222	455
Cash and cash equivalents at beginning of the year	118,631	86,409	85,954
Cash and cash equivalents at end of the year	¥ 136,789	¥ 118,631	¥ 86,409